Acquisitions (Narrative of Internet Service Business Acquired in May 2014) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee	$ 1,085,198	$ 583,250	$ 296,230
Consolidated net loss contributed by investee	(216,163)	(97,849)	(46,471)
Internet service company acquired in May 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				60.00%
Purchase consideration				134,332
Cash consideration, paid				124,332
Cash consideration, held back				10,000
Consolidated net revenue contributed by investee	25,946
Consolidated net loss contributed by investee	$ 5,829